Statements of Cash Flows - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Cash Flows from Operating Activities:
Net income		$ (639,866)	$ 824,126	$ (698,768)	$ 1,731,194		$ 3,416,169		$ 1,867,387
Adjustments to reconcile net profit/(loss) to net cash provided by/(used in) operating activities:
Interest and dividends earned on cash and investments held in Trust Account		(137,102)	(1,250,141)	(290,391)	(2,621,671)		(5,130,712)		(3,026,873)
Changes in operating assets and liabilities:
Prepaid expenses							8,383		(36,216)
Change in non-current prepaid expense				(61,324)	(31,614)
Prepaid income taxes				(137,139)
Short-term prepaid insurance				(57,501)	169,750		339,500		(339,500)
Due to Sponsor				10,000	2,788		2,788
Accounts payable and accrued expenses				612,937	3,578		(12,961)		78,731
Income taxes payable				(694,245)	(373,449)		58,733		635,512
Net cash provided by/(used in) operating activities				(1,316,431)	(1,119,424)		(1,318,100)		(820,959)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay income taxes				105,000	924,000		1,711,366
Cash withdrawn from Trust Account in connection with redemption				7,886,591			106,131,025
Investment of cash into Trust Account									(115,575,000)
Net cash used in investing activities				7,991,591	924,000		107,842,391		(115,575,000)
Cash Flows from Financing Activities:
Proceeds from sale of units, net of underwriting discounts paid									111,550,000
Private placements (shares issued/to be issued)									6,105,000
Proceeds from promissory note					292,344		147,629
Repayment of promissory note					(292,344)		(147,629)
Advances from related party									2,249,805
Repayment of advances from related party									(2,299,805)
Payment of offering costs									(438,795)
Redemptions of Common Stock				(7,886,591)			(106,131,025)
Net cash provided from financing activities				(7,886,591)			(106,131,025)		117,166,205
Net increase/(decrease) in cash during the period				(1,211,431)	(195,424)		393,266		770,246
Cash at the beginning of the period				1,216,065	822,799		822,799		52,553
Cash, at end of the period	$ 4,634	4,634	627,375	4,634	627,375		1,216,065		822,799
Cash	4,634	4,634	627,375	4,634	627,375		428,700		822,799
Cash – restricted							787,365
Non-Cash investing and financing activities:
Issuance of representative shares									3,867,050
Representative warrants deferred offering cost allocation									81,208
Remeasurement of Common Stock subject to possible redemption				229,409	2,071,120		4,147,979		12,952,678
Excise tax payable attributable to redemption of Common Stock				78,866			$ 1,061,310
GNQ INSILICO INC [Member]
Cash Flows from Operating Activities:
Net income		(1,531,458)	(404,924)			$ (2,574,350)		$ (6,341,243)
Adjustments to reconcile net profit/(loss) to net cash provided by/(used in) operating activities:
Amortization of intangible assets		69,547				69,553
Depreciation of property, plant & equipment		424	71			1,343
Share-based compensation								3,449,212
Equity Incentive Plan		58,834	21,876			196,515
Advisory fees paid in shares						305,600
(Gain)/loss on fair value of investment		(27,373)	168,965			393,618		1,361,481
(Gain)/loss on fair value of debt instrument	(15,022)	15,022
Accrued interest on promissory note	1,042	1,042
Foreign exchange loss		85	(170)			599		12,295
Adjustments to reconcile net profit/(loss) to net cash		(1,413,877)	(214,182)			(1,607,122)		(1,518,255)
Changes in operating assets and liabilities:
Change in current assets		(232,399)				(29,798)		529,270
Change in loans payable			20,000			20,000
Change in accounts payable and accrued liabilities		537,540	84,068			1,059,955		18,403
Change in due to/from related party		1,627,900	(389,669)			(2,649,742)		(854,386)
Change in non-current prepaid expense		(20,000)
Net changes in working capital		1,913,041	(285,601)			(1,599,585)		(306,713)
Net cash provided by/(used in) operating activities		499,164	(499,783)			(3,206,707)		(1,824,968)
Cash Flows from Investing Activities:
Purchase of property, plant & equipment			(5,091)			(5,090)
Capitalized costs for intangible under development		(363,457)	(354,189)			(1,703,516)		(620,636)
Net cash used in investing activities		(363,457)	(359,280)			(1,708,606)		(620,636)
Cash Flows from Financing Activities:
Private placements (shares issued/to be issued)		30,000	858,593			4,930,091		2,586,979
Change in subscription receivable								(72,650)
Cost of share issuances						(16,000)		(67,503)
Cost of private placements (shares issued/to be issued)		(10,075)
Proceeds from convertible promissory note		250,000
Net cash provided from financing activities		269,925	858,593			4,914,091		2,446,826
Net increase/(decrease) in cash during the period		405,632	(470)			(1,222)		1,222
Cash at the beginning of the period			1,222			1,222
Cash, at end of the period	405,632	405,632	752	405,632	$ 752			1,222
Cash	$ 405,632	405,632		$ 405,632				1,222
Supplemental cash flow information:
Cash paid for interest
Cash paid for taxes